SUBSEQUENT EVENT (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 28, 2019	Jul. 24, 2018
Subsequent Event [Line Items]
Dividends Payable		$ 5,761
Dividends Payable, Date to be Paid		Aug. 20, 2018
Dividends Payable, Date of Record		Aug. 06, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable	$ 3,218
Dividends Payable, Date Declared	Jan. 28, 2019
Dividends Payable, Date to be Paid	Feb. 19, 2019
Dividends Payable, Date of Record	Feb. 07, 2019
Dividends Payable, Amount Per Share	$ 0.11